Schedule of Effect of Financial Statement Adjustments Related to Restatement (Details) - USD ($)		3 Months Ended						6 Months Ended	9 Months Ended
		Sep. 30, 2021		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Jun. 30, 2021	Sep. 30, 2021	Jan. 22, 2021	Sep. 16, 2020
Total assets		$ 58,270,753		$ 58,502,045	$ 58,842,230	$ 153,142		$ 58,502,045	$ 58,270,753	$ 59,154,441
Total liabilities		6,708,986		8,003,043	6,768,081	134,499		8,003,043	6,708,986	7,152,727
Class A common stock subject to possible redemption		58,075,000		58,075,000	58,075,000			58,075,000	58,075,000	58,075,000
Preferred stock
Additional paid-in capital						24,856
Accumulated deficit		(6,513,382)		(7,576,147)	(6,001,000)	(6,357)		(7,576,147)	(6,513,382)	(6,073,435)
Total stockholders’ equity (deficit)		(6,513,233)		(7,575,998)	(6,000,851)	18,643		(7,575,998)	(6,513,233)	(6,073,286)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)		58,270,753		58,502,045	58,842,230	153,142		58,502,045	58,270,753	59,154,441
Initial value of Class A common stock subject to possible redemption
Change in value of Class A common stock subject to possible redemption
Net loss		1,062,765		(1,575,147)	(157,269)	$ (6,357)		(1,732,416)	(669,651)
Weighted average shares outstanding	[1]					1,250,000
Basic and diluted earnings per common stock						$ (0.01)
Common Class A [Member]
Common stock value		$ 5		$ 5	$ 5			$ 5	$ 5	$ 5
Shares of Class A common stock subject to possible redemption		5,750,000		5,750,000	5,750,000			5,750,000	5,750,000	5,750,000
Shares of Class A non-redeemable common stock				50,000	50,000			50,000		50,000
Weighted average shares outstanding		5,800,000		5,800,000	4,446,667			5,127,072	5,353,846
Basic and diluted earnings per common stock		$ 0.15		$ (0.22)	$ (0.03)			$ (0.26)	$ (0.10)
Common Class B [Member]
Common stock value		$ 144	[2]	$ 144	$ 144	$ 144	[2],[3]	$ 144	$ 144 [2]	$ 144
Weighted average shares outstanding		1,437,500		1,437,500	1,393,750			1,415,746	1,423,077
Basic and diluted earnings per common stock		$ 0.15		$ (0.22)	$ (0.03)			$ (0.26)	$ (0.10)
Previously Reported [Member]
Total assets				$ 58,502,045	$ 58,842,230			$ 58,502,045		59,154,441
Total liabilities				8,003,043	6,768,081			8,003,043		7,152,727
Class A common stock subject to possible redemption				45,498,995	47,074,141			45,498,995		47,001,714
Preferred stock
Additional paid-in capital				6,738,506	5,163,376			6,738,506		5,235,803
Accumulated deficit				(1,738,773)	(163,626)			(1,738,773)		(236,061)
Total stockholders’ equity (deficit)				5,000,007	5,000,008			5,000,007		5,000,001
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)				58,502,045	58,842,230			58,502,045		59,154,442
Initial value of Class A common stock subject to possible redemption					47,001,714			47,001,703
Change in value of Class A common stock subject to possible redemption					72,427			(1,502,708)
Net loss				(1,575,147)	(157,269)			(1,732,416)
Previously Reported [Member] | Common Class A [Member]
Common stock value				$ 130	$ 114			$ 130		$ 115
Shares of Class A common stock subject to possible redemption				4,504,851	4,660,806			4,504,851		4,653,635
Shares of Class A non-redeemable common stock				1,295,149	1,139,194			1,295,149		1,146,365
Weighted average shares outstanding				5,800,000	5,800,000			5,800,000
Basic and diluted earnings per common stock
Previously Reported [Member] | Common Class B [Member]
Common stock value				$ 144	$ 144			$ 144		$ 144
Weighted average shares outstanding				1,437,500	1,432,083			1,415,746
Basic and diluted earnings per common stock				$ (1.10)	$ (0.11)			$ (1.22)
Revision of Prior Period, Reclassification, Adjustment [Member]
Total assets
Total liabilities
Class A common stock subject to possible redemption				12,576,005	11,000,859			12,576,005		11,073,286
Preferred stock
Additional paid-in capital				(6,738,506)	(5,163,376)			(6,738,506)		(5,235,803)
Accumulated deficit				(5,837,374)	(5,837,374)			(5,837,374)		(5,837,374)
Total stockholders’ equity (deficit)				(12,576,005)	(11,000,859)			(12,576,005)		(11,073,287)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)										(1)
Initial value of Class A common stock subject to possible redemption					(47,001,714)			(47,001,703)
Change in value of Class A common stock subject to possible redemption					(72,427)			1,502,708
Net loss
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class A [Member]
Common stock value				$ (125)	$ (109)			$ (125)		$ (110)
Shares of Class A common stock subject to possible redemption				1,245,149	1,089,194			1,245,149		1,096,365
Shares of Class A non-redeemable common stock				(1,245,149)	(1,089,194)			(1,245,149)		(1,096,365)
Weighted average shares outstanding					(1,353,333)			(672,928)
Basic and diluted earnings per common stock				$ (0.22)	$ (0.03)			$ (0.26)
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Class B [Member]
Common stock value
Weighted average shares outstanding					(38,333)
Basic and diluted earnings per common stock				$ 0.88	$ 0.08			$ 0.96

[1]	This number excludes an aggregate of up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).
[2]	As of December 31, 2020, this number included up to 187,500 Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 8).
[3]	This number includes up to 187,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. The underwriter exercised its over-allotment option in full on January 22, 2021; thus, these 187,500 shares are no longer subject to forfeiture (see Note 6).